SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Events	1 Months Ended
	Oct. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Apr. 30, 2021 CNY (¥) shares	Apr. 29, 2021
Subsequent Event [Line Items]
Proceeds from issuance of bonds	$ 11,000
MHM
Subsequent Event [Line Items]
Percentage of ownership by the Company			46.56%	49.44%
Common stock shares subscribed | shares			18,805,826
Common Stock Exchange value | ¥			¥ 400,000
Ownership percentage			46.56%	49.44%
Great Lion Global Limited | Investor
Subsequent Event [Line Items]
Convertible bonds		$ 5,000
Vantage Chance Limited | Investor
Subsequent Event [Line Items]
Convertible bonds		$ 10,000